Transactions with related parties	6 Months Ended
Jun. 30, 2023
Transactions with related parties,
Transactions with related parties

4. Transactions with related parties:

During the six-month periods ended June 30, 2023 and 2022, the Partnership incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended
	June 30
	2023	2022
Included in voyage expenses (including related party)
Charter hire commissions (a)	$811	$826
Included in general and administrative expenses (including related party)
Executive services fee (c)	$291	$296
Administrative services fee (d)	$60	$60
Management fees-related party
Management fees (a)	$3,168	$3,076

As of June 30, 2023 and December 2022, balances with related parties consisted of the following:

	Period/Year ended
	June 30,	December 31,
	2023	2022
Assets:
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party, non-current	$1,350	$1,350

Liabilities included in Due to related party:
Working capital due to Manager (a)	$74	$836
Executive service charges due to Manager (c)	$176	$135
Administrative service charges due to Manager (e)	$—	$30
Management fees due to Manager (a)	$—	$—
Other Partnership expenses due to Manager (a)	$208	$471
Total liabilities due to related party, current	$458	$1,472

(a) Master Management Agreement

The Partnership has entered into a master management agreement (the “Master Agreement”) with Dynagas Ltd. (the “Manager”) for the provision of commercial, technical, crew, accounting and vessel administrative services to the Partnership’s owned or controlled vessels for a technical management fee of $2,750 per day per vessel commencing on January 1, 2021. Beginning on the first calendar year after the commencement of the Master Agreement and each calendar year thereafter, these fees are adjusted upwards by 3%, subject to further annual increases to reflect material unforeseen costs of providing the management services. The amount of such further increase is to be agreed between the Partnership and the Manager and will be reviewed and approved by the Partnership’s Conflicts Committee.

4. Transactions with related parties (continued):

Under the terms of the Master Agreement, the Manager charges the Partnership for any additional capital expenditures, financial costs, operating expenses, and general and administrative expenses that are not covered by the management fees.

The Master Agreement initially terminates on December 31, 2030, and upon expiration, automatically extends in additional five-year increments if notice of termination is not previously provided by the Partnership’s vessel-owning subsidiaries. In the event the Master Agreement is terminated for any reason other than default by the Manager, the applicable management fee under the Master Agreement shall continue to be payable for a further period of six months as from the effective date of such termination. The Manager may also terminate the Master Agreement in the event that the Partnership undergoes a change of control, in which case, subject to and pursuant to the terms of the Master Agreement, the Partnership would be required to pay to the Manager an amount equal to the net present value calculated at a discount rate of 5% per annum of the total aggregate management fees payable from the date of such termination to June 30th in the tenth year following the date of termination based on the number of Vessels managed at the date of termination (as contemplated under the Master Agreement).

During both of the six-month periods ended June 30, 2023 and 2022, each vessel was charged a daily management fee of $2.9 and $2.8, respectively. During the six-month periods ended June 30, 2023 and 2022, management fees under the vessel Master Agreement amounted to $3,168 and $3,076, respectively, and are separately reflected in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Master Agreement also provides for a commission of 1.25% over charter-hire agreements arranged by the Manager. During the six-month periods ended June 30, 2023 and 2022, charter hire commissions under the Master Agreement amounted to $811 and $826, respectively, and are included in Voyage expenses (including related party) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Master Agreement also provides for an advance equal to three months daily management fee, which shall continue to be maintained during its’ term by the Manager. Such advances as of June 30, 2023 and December 31, 2022, amounted to $1,350, which are separately reflected in Non-Current Assets as Due from related party in the unaudited consolidated condensed balance sheets.

In addition, the Manager makes payments for operating expenses with funds provided by the Partnership. As of June 30, 2023 and December 31, 2022 amounts of $74 and $836, respectively, were due to the Manager in relation to these operating expenses.

The Manager also makes payments for other expenses (e.g. extra war risk insurances) on behalf of the Partnership. As of June 30, 2023 and December 31, 2022 amounts of $208 and $471, respectively, were due to the Manager in relation to payments for other expenses.

(b) Loan from related party

On November 18, 2013, upon the completion of its IPO, the Partnership entered into the $30 Million Sponsor Facility with an original term of five years from the closing date, to be used for general Partnership purposes, including working capital.

The $30 Million Sponsor Facility was extended on November 14, 2018, for an additional term of five years on terms and conditions identical to the initial credit facility (the “$30 Million Extended Sponsor Facility”). The $30 million Extended Sponsor Facility may be drawn and be prepaid in whole or in part at any time during the life of the facility which is until November 2023. No amounts have been drawn under the respective facility as of June 30, 2023 and December 31, 2022.

4. Transactions with related parties (continued):

(c) Executive Services Agreement

On March 21, 2014, the Partnership entered into an executive services agreement (the “Executive Services Agreement”) with its Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the certain services of its executive officers, who report directly to the Board of Directors. Under the Executive Services Agreement, the Manager is entitled to an executive services fee of €538 per annum (or $582 on the basis of an average Euro/US Dollar exchange rate of €1.0000/$1.0812 in the six-month period ended June 30, 2023), payable in equal monthly installments. The Executive Services Agreement had an initial term of five years and, on November 18, 2018, was automatically renewed for successive five-year terms, unless terminated earlier. During the six-month periods ended June 30, 2023 and 2022, executive service fees amounted to $291 and $296, respectively, and are included in general and administrative expenses in the accompanying unaudited interim condensed consolidated statements of income. As of June 30, 2023 and December 31, 2022 amounts of $176 and $135, respectively, were due to the Manager in relation to these executive services.

(d) Administrative Services Agreement

On December 30, 2014, and with effect from the IPO closing date, the Partnership entered into an administrative services agreement (the “Administrative Services Agreement”) with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services for a monthly fee of $10, plus expenses, payable in quarterly installments. The Administrative Services Agreement can be terminated upon 120 days’ notice granted either by the Partnership’s Board of Directors or by Dynagas. During the six-month periods ended June 30, 2023 and 2022, administrative service fees amounted to $60 and are included in general and administrative expenses (including related party) in the accompanying unaudited interim condensed consolidated statements of income.